Business combination	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

4.	Business combination
Acquisition of Hangzhou Youxi Information Technology Co., Ltd. (“Youxi Software”)
On January 31, 2021, the Group acquired 100% equity interest of Youxi Software, with a total consideration of RMB300,000 (approximately $46,500) in cash for the layout of online education of the Company. The acquisition of 100% equity interest of Youxi Software has been accounted for using the acquisition method of accounting, and accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The Group engaged a third-party valuation firm to assist with the valuation of assets acquired and liabilities assumed in this business combination. The result of acquired entity’s operation has been included in the consolidated financial statements since the date of acquisition. The purchase price was allocated as of February 1, 2021, the date of acquisition, as follows:

Amount
RMB
Fair value of total consideration transferred:
Cash consideration	300,000
Cash acquired from business combination	(3,211)

Subtotal	296,789
Recognized amounts of identifiable assets acquired and liability assumed:
Current assets	45,440
Intangible asset - computer software	276,087
Current liabilities	(3,200)
Deferred tax assets	2,802,091
Total identifiable net assets	3,120,419

Other income*	2,823,630

*
The excess of the total consideration over the fair value of the assets acquired was recorded as other income, which was due to the deferred tax assets recognized since the management considered it more likely than not that Youxi Software could generate sufficient pre-tax
profit in the next 5 consecutive years and the deferred tax assets will be utilized in the future.

The net revenue and net loss of Youxi Software since the acquisition date and that were included in the Group’s consolidated statements of operations and comprehensive income/(loss) for the year ended December 31, 2021 are nil and RM
B364,366
, respectively.
Based on the Group’s assessment, the revenues and net earnings of Youxi Software were not considered material prior to the acquisition date. Thus the Group’s management believes that the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is immaterial.
Acquisition of Qingtian Overseas Chinese International School (“Qingtian International School”)
On August 31, 2021, the Group acquired 100% equity interest of Qingtian International School, with a total consideration of RMB23 million (approximately $3.6million) in cash. Qingtian International School is an educational institution specialized in providing high school education to returned overseas Chinese students. As of December 31, 2021, the total unpaid consideration was RMB 8 million, which will be paid in 1 year and was recorded in other payables. The acquisition of 100% equity interest of Qingtian
International
School
has been accounted for using the acquisition method of accounting, and accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The Group engaged a third-party valuation firm to assist with the valuation of assets acquired and liabilities assumed in this business combination. The result of acquired entity’s operation has been included in the consolidated financial statements since the date of acquisition. The purchase price was allocated as of August 31, 2021, the date of acquisition, as follows:

Amount
RMB
Fair value of total consideration transferred:
Cash consideration	23,000,000
Cash acquired from business combination	(2,811,219)

Subtotal	20,188,781
Recognized amounts of identifiable assets acquired and liability assumed:
Current assets	15,799,304
Non-current assets	6,230,107
Current liabilities	(28,485,037)
Total identifiable net liabilities	(6,455,626)

Goodwill*	26,644,407

*
The goodwill was primarily attributable to the synergy from the joint students recruiting events and channel, program design, development and marketing, and teacher training and recruitment opportunities. The goodwill is not deductible for tax purposes.

Based on the Group’s assessment, the revenues and net earnings of Qingtian International School were not considered material prior to the acquisition date. Thus the Group’s management believes that the presentation of pro forma financial information with respect to the results of operations of the Group for the business combination is immaterial.